Average Annual Total Returns - Class T - DWS Multi-Asset Conservative Allocation Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		5.19%	5.55%	4.99%	3.86%	4.65%	4.10%	2.61%	3.92%	3.62%	9.67%	7.02%	5.54%